Investments in Associates - Summary of Changes in Carrying Amount of Associate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Investments in associates accounted for using equity method, beginning balance	$ 27,265	$ 84,589
Acquisition (disposal) of investment in associate		(43,944)
Capital investment	2,279	3,818
Additions	30,183
Company's share of net loss of associate	(2,141)	(3,654)
Currency translation adjustments and other	(27)	(13,544)
Investments in associates accounted for using equity method, ending balance	57,559	27,265
Sandbox Royalties Corp.
Disclosure of associates [line items]
Investments in associates accounted for using equity method, beginning balance	18,278	0
Acquisition (disposal) of investment in associate		18,647
Capital investment	0	0
Additions	30,183
Company's share of net loss of associate	(1,202)	(307)
Currency translation adjustments and other	38	(62)
Investments in associates accounted for using equity method, ending balance	47,297	18,278
Horizon Copper Corp.
Disclosure of associates [line items]
Investments in associates accounted for using equity method, beginning balance	8,987	0
Acquisition (disposal) of investment in associate		10,687
Capital investment	2,279	0
Additions	0
Company's share of net loss of associate	(939)	(2,124)
Currency translation adjustments and other	(65)	424
Investments in associates accounted for using equity method, ending balance	10,262	8,987
Hod Maden Interest
Disclosure of associates [line items]
Investments in associates accounted for using equity method, beginning balance	0	63,313
Acquisition (disposal) of investment in associate		(52,645)
Capital investment	0	3,818
Additions	0
Company's share of net loss of associate	0	(745)
Currency translation adjustments and other	0	(13,741)
Investments in associates accounted for using equity method, ending balance	0	0
Entrée Resources Ltd.
Disclosure of associates [line items]
Investments in associates accounted for using equity method, beginning balance	0	21,276
Acquisition (disposal) of investment in associate		(20,633)
Capital investment	0	0
Additions	0
Company's share of net loss of associate	0	(478)
Currency translation adjustments and other	0	(165)
Investments in associates accounted for using equity method, ending balance	$ 0	$ 0